Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with directors and key management
Schedule of transactions with directors and key management
	2017	2016
	£000	£000
Loans and advances to customers	3,942	4,127
Customer accounts	23,619	17,045